Other Liabilities (Tables) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure Of Other Liabilities Explanatory

		Group
	2020	2019
	£m	£m
Lease liabilities	97	137
Other	2,240	2,207
	2,337	2,344

Lease liabilities	£ 97	£ 137
Other	2,240	2,207
Other liabilities	£ 2,337	£ 2,344